23. TAX REFINANCING PROGRAM	12 Months Ended
Dec. 31, 2020
Tax Debt Refinancing Program [Abstract]
TAX REFINANCING PROGRAM

23.            TAX REFINANCING PROGRAM

The outstanding balance of the Tax Debt Refinancing Program is broken down as follows:

	2020	2019
Law 11941/09 and Law 12865/2013 tax financing program	345,790	417,076
PERT (Law 13496/2017) (i)	427	427
Total	346,217	417,503
Current	93,715	86,721
Non-current	252,502	330,782

The amounts of the tax refinancing program created under Law 11941/2009, Provisional Act (MP) 766/2017, and Law 13469/2017, divided into principal, fine and interest, which include the debt declared at the time the deadline to join the program (Law 11941/2009 installment plan) was reopened as provided for by Law 12865/2013 and Law 12996/2014, are broken down as follows:

	2020				2019
	Principal	Fines	Interest	Total	Total
Tax on revenue (COFINS)	2,412		118,772	121,184	153,790
Income tax	1,153		30,108	31,261	37,995
Tax on revenue (PIS)	31,524		30,298	61,822	72,027
INSS – SAT	513	272	1,571	2,356	3,039
Social contribution	484	18	9,101	9,603	11,315
Tax on banking transactions (CPMF)	17,215	1,943	26,301	45,459	50,573
PERT – Other payables - RFB	218		170	388	427
Other	7,415	3,860	62,869	74,144	88,337
Total	60,934	6,093	279,190	346,217	417,503

The payment schedule is as follows:

2021	93,714
2022	89,118
2023	89,118
2024	74,267
Total	346,217

The tax debts, as is the case of the debts included in tax refinancing programs, are not subject to the terms of the judicial reorganization terms.

(i)	Special Tax Compliance Program (PERT)

The Company elected to include in and settle through PERT only tax debts that in aggregate do not exceed the fifteen million Brazilian reais (R$15,000,000.00) ceiling set by Article 3 of Law 13496/2017.

The tax debts included in said program were those being disputed at the administrative level in proceedings classified with a low likelihood of the Company winning and which, in the event of an unfavorable outcome, would result in a lawsuit—and entail all the associated costs—, the reason why the cost effectiveness of joining the program was quite positive, because of the benefits offered by PERT (especially the payment of just 5% of the debt in cash).